Condensed unaudited interim consolidated statements of shareholders' equity (deficiency) - USD ($)	Total	Capital Stock	Additional Paid-In Capital	Accumulated other comprehensive income	Accumulated Deficit
Balance, shares at Nov. 30, 2020		23,678,105
Balance, amount at Nov. 30, 2020	$ (6,313,589)	$ 46,144,402	$ 4,354,138	$ 284,421	$ (97,096,550)
Stock options to employees (Note 8),Amount	11,985	$ 0	11,985	0	0
Proceeds from private placement financing (Note 7),Shares		9,414,560
Proceeds from private placement financing (Note 7),Amount	3,069,448	$ 3,069,448	0	0	0
Cost of private placement financing (Note 7),Amount	(38,220)	(38,220)	0	0	0
Beneficial conversion feature related to Debentures (Note 5),Amount	291,667	0	291,667	0	0
Net Income (Loss)	(3,189,055)	$ 0	0	0	(3,189,055)
Balance, shares at Aug. 31, 2021		33,092,665
Balance, amount at Aug. 31, 2021	(6,167,764)	$ 49,175,630	44,657,790	284,421	(100,285,605)
Balance, shares at Nov. 30, 2021		33,092,665
Balance, amount at Nov. 30, 2021	(8,155,218)	$ 49,175,630	44,626,436	284,421	(102,241,705)
Beneficial conversion feature related to Debentures (Note 5),Amount	20,833		20,833	0	0
Net Income (Loss)	(2,017,669)	$ 0	0	0	(2,017,669)
Balance, shares at Aug. 31, 2022		33,092,665
Balance, amount at Aug. 31, 2022	$ (10,152,054)	$ 49,175,630	$ 44,647,269	$ 284,421	$ (104,259,374)